Victory Global Energy Transition Fund Investment Strategy - Victory Global Energy Transition Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in securities of companies that SailingStone Capital Partners LLC (“SailingStone”), the Fund’s sub-adviser, considers to be principally engaged in natural resources industries that will be required for the Energy Transition.The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund may invest in securities of issuers located anywhere in the world and normally will invest 40% or more of its total assets in securities of companies that are economically tied to at least three countries other than the United States. The Fund may invest in companies that are domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Fund will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund likely will hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.The Fund considers the “Energy Transition” to mean efforts designed to develop energy systems with zero carbon emissions and expand access to affordable, sustainable energy services around the world. To pursue this strategy, the Fund will invest in companies in the Energy Transition-related natural resource industries, i.e., companies that provide the raw materials and infrastructure necessary to create energy systems with a net zero greenhouse gas emission profile.Companies in the Energy Transition-related natural resources industries supply critical input materials for or own infrastructure that will be key to enabling that broader objective of decarbonization. These industries include companies that are considered to be principally engaged in the discovery, development, production, or distribution of natural resources central to or required for the Energy Transition; the development of infrastructure and technologies for the production, transportation, storage, or efficient use /reuse of those natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, natural gas, geothermal energy, uranium, lithium, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities as well as pipelines, carbon capture, and sequestration assets and other related services.A particular company will be considered to be principally engaged in natural resources industries that are central to or required for the Energy Transition if at the time of the Fund’s investment at least 50% of the company’s assets, gross income, cash flow, or net profits are committed to, or derived from, those industries that provide the raw materials or services necessary to enable the Energy Transition.SailingStone seeks to identify companies that, over a market cycle for commodity prices, have the potential to provide favorable long-term investment performance in any of the natural resources industries that SailingStone believes will be required for the Energy Transition.Generally, SailingStone seeks companies involved in one of three energy systems, each of which it believes will be required to achieve the Energy Transition:◼renewable energy coupled with long-term storage for future use;◼blue hydrogen with associated carbon capture and sequestration; and◼conventional zero-emission energy sources such as geothermal, nuclear, and hydro. In evaluating investments for the Fund, SailingStone will consider whether or not a given commodity or industry fits within the Energy Transition framework described above. Certain industries with products or services that are not compatible with the Energy Transition (for example, oil production, oil refining, and coal mining) are excluded.SailingStone also conducts fundamental analysis focused on various factors, including the supply cost curve of a given commodity, and seeks to identify projects or assets (referred to as “advantaged assets”) that are favorably positioned along that curve. Once it has identified what it believes are advantaged assets, SailingStone seeks to invest in “advantaged producers” of those assets whose competitive advantage SailingStone believes will lead to higher returns on capital relative to their cost of capital and the returns of other producers. SailingStone seeks to identify a broad array of advantaged producers across many different commodities and related services.SailingStone regularly reviews the Fund’s investments and will sell securities when it believes the securities are no longer attractive because of valuation; however, there are a number of other reasons that could result in a position being reduced or sold. These include (1) a poor capital allocation decision, (2) a change in project economics and/or a change in the supply cost curve, (3) a change in legal frameworks, government policy, regulation, or other external factors, (4) a change in balance sheet risk, (5) a change in management or management execution, and (6) a change in governance practices.The Fund’s portfolio does not attempt to replicate the commodity exposures of broad natural resources equity indices or replicate (or approximate) any index return. As a result, the representations of the various industries in the Fund’s portfolio likely will differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund’s investment performance likely will differ, at times substantially, from that of such indices. From time to time, the Fund may make investments in private placements. In addition, the Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in securities of companies that SailingStone Capital Partners LLC (“SailingStone”), the Fund’s sub-adviser, considers to be principally engaged in natural resources industries that will be required for the Energy Transition.